Utility Plant and Leases - Schedule of Net Utility Plant (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 7,134,239	$ 6,629,644
Less: accumulated depreciation	(2,234,029)	(2,231,242)
Construction work in progress	193,028	125,248
Net utility plant	5,093,238	4,523,650
Software and software-related intangibles
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	241,158	230,030
Storage
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	26,825	25,019
Transmission
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	386,159	363,396
Distribution
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	6,049,380	5,600,769
General
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	416,643	396,252
Other
Public Utility, Property, Plant and Equipment [Line Items]
Gas plant	$ 14,074	$ 14,178